Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

(collectively, the “Specified Parties”)

Re:	GS Mortgage Securities Corporation Trust 2024-MARK (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-MARK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 5 June 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 June 2024

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note evidencing a two-year (subject to three, one-year extension options) floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured by, among other things, a first priority leasehold mortgage lien on a full-service hotel and retail property located in New York, New York (the “Property”) and
c.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan that is expected to be as of 13 June 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loan (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Mos.)”),
e.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”) and
f.	Use the “Mezzanine Debt Original Balance ($),” as shown on the Final Data File, for:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance ($)”) and
ii.	The principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mezzanine Debt Original Balance ($),
c.	Mortgage Loan Cut-off Date Balance ($),
d.	Mezzanine Debt Cut-Off Date Balance ($),
e.	Mortgage Loan Balloon Balance ($),
f.	Mezzanine Debt Maturity Balance ($),
g.	Margin and
h.	Mezzanine Debt Margin (%),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance ($),
ii.	Total Loan Cut-Off Date Balance ($),
iii.	Total Loan Maturity Balance ($) and
iv.	Total Loan Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin,
b.	Mezzanine Debt Margin (%),
c.	SOFR Floor,
d.	SOFR Rounding Methodology and
e.	SOFR Strike Cap,

as shown on the Final Data File, and a SOFR assumption of 5.32000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%),
ii.	Mezzanine Debt Interest Rate (%),
iii.	Mortgage Loan Interest Rate (At SOFR Cap) and
iv.	Mezzanine Debt Interest Rate (At SOFR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mezzanine Debt Original Balance ($),
c.	Mortgage Loan Rate (%),
d.	Mezzanine Debt Interest Rate (%),
e.	Mortgage Loan Interest Rate (At SOFR Cap) and
f.	Mezzanine Debt Interest Rate (At SOFR Cap),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Interest Rate and
ii.	Total Loan Interest Rate at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

11.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at SOFR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at SOFR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

.

Attachment A Page 6 of 8
12.	Using the:
a.	Mezzanine Debt Original Balance ($),
b.	Mezzanine Debt Interest Rate (%),
c.	Mezzanine Debt Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Annual Payment ($) and
ii.	Mezzanine Loan Annual Payment (At SOFR Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Annual Payment ($)” of the Mezzanine Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt Interest Rate (%),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Payment (At SOFR Cap)” of the Mezzanine Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

13.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mezzanine Annual Payment ($),
c.	Mortgage Loan Annual Debt Service at SOFR Cap ($) and
d.	Mezzanine Loan Annual Payment (At SOFR Cap),

as shown on the Final Data File, we recalculated the:

i.	Total Loan Annual Payment ($) and
ii.	Total Loan Annual Payment (At SOFR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

14.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at SOFR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Mortgage Loan Cut-off Date Balance ($),
f.	Mortgage Loan Balloon Balance ($),
g.	As-Is Appraised Value ($) and
h.	Keys,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at SOFR Cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%) and
viii.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Total Loan Annual Payment ($),
b.	Underwritten Net Operating Income ($),
c.	Underwritten Net Cash Flow ($),
d.	Total Loan Cut-Off Date Balance ($),
e.	Total Loan Maturity Balance ($) and
f.	As-Is Appraised Value ($),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan NOI DSCR,
i.	Total Loan NCF DSCR,
ii.	Total Debt Loan NOI Debt Yield,
iii.	Total Debt Loan NCF Debt Yield,
iv.	Total Loan Cut Off Date LTV (%) and
v.	Total Loan Maturity Date LTV (%)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. and ii. above to two decimal places and
b.	Round the characteristics listed in iii. through v. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note (see Note 1)	4 June 2024

Mortgage Loan Agreement (see Note 1)	31 May 2024

Mezzanine Loan Promissory Note (see Note 1)	4 June 2024

Mezzanine Loan Agreement (see Note 1)	3 June 2024

Cash Management Agreement (see Note 1)	4 June 2024

Guaranty Agreement (see Note 1)	4 June 2024

Environmental Indemnity Agreement (see Note 1)	4 June 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	31 May 2024

Engineering Report	7 May 2024

Phase I Environmental Report	7 May 2024

Underwriter’s Summary Report	4 June 2024

Underwritten Rent Roll	28 May 2024

Management Agreements	Various

Management Agreement Amendments	Various

Pro Forma Title Policy	Not Dated

Ground Leases	Various

Ground Lease Abstracts (see Note 1)	3 June 2024

Ground Lease Assignments	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Ground Lease Estoppels	Various

Tenant Leases	Various

Tenant Lease Amendments	Various

Tenant Lease Estoppels	Various

STR Reports	Various

Co-Tenancy Agreements	Various

Co-Tenancy Agreement Amendments	Various

Food & Beverage Management Agreement	1 October 2008

Food & Beverage Management Agreement Amendments	Various

Sublease Agreement	13 January 2012

Sublease Agreement Amendments	Various

Zoning Report	28 May 2024

Property Transfer Agreement	13 January 2012

Cooperative Documents	Various

Landlord Estoppels	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Keys	Underwriter’s Summary Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total SF (Retail)	Underwritten Rent Roll
Occupancy Date (Retail)	Underwritten Rent Roll
Occupancy % (Retail)	Underwritten Rent Roll
Rent Step Date (Retail)	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required (Y/N) (see Note 2)	Engineering Report
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 7

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Hotel Operating Information:

Characteristic	Source Document(s)

2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
TTM May 2024 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2021 Average Daily Key Rate ($)	Underwriter’s Summary Report
2022 Average Daily Key Rate ($)	Underwriter’s Summary Report
2023 Average Daily Key Rate ($)	Underwriter’s Summary Report
TTM May 2024 Average Daily Key Rate ($)	Underwriter’s Summary Report
UW Average Daily Key Rate ($)	Underwriter’s Summary Report
2021 Daily RevPAR ($)	Underwriter’s Summary Report
2022 Daily RevPAR ($)	Underwriter’s Summary Report
2023 Daily RevPAR ($)	Underwriter’s Summary Report
TTM May 2024 Daily RevPAR ($)	Underwriter’s Summary Report
UW Daily RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2021 EGI Date	Underwriter’s Summary Report
2021 EGI ($)	Underwriter’s Summary Report
2021 Expenses ($)	Underwriter’s Summary Report
2021 NOI ($)	Underwriter’s Summary Report
2021 FF&E Reserve ($)	Underwriter’s Summary Report
2021 NCF ($)	Underwriter’s Summary Report
2022 EGI Date	Underwriter’s Summary Report
2022 EGI ($)	Underwriter’s Summary Report
2022 Expenses ($)	Underwriter’s Summary Report
2022 NOI ($)	Underwriter’s Summary Report
2022 FF&E Reserve ($)	Underwriter’s Summary Report
2022 NCF ($)	Underwriter’s Summary Report
2023 EGI Date	Underwriter’s Summary Report
2023 EGI ($)	Underwriter’s Summary Report
2023 Expenses ($)	Underwriter’s Summary Report
2023 NOI ($)	Underwriter’s Summary Report
2023 FF&E Reserve ($)	Underwriter’s Summary Report
2023 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2023)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2023) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2023) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2023) ($)	Underwriter’s Summary Report
Most Recent FF&E Reserve (if past 2023) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2023) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Due Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Due Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Index (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

SOFR Lookback Days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Term Strike Rate (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Rounding Methodology (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Y/N) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (#/Mos) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Grace Period- Late Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period- Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision	Mortgage Loan Agreement
Prepayment Begin Date (see Note 7)	Mortgage Loan Agreement
Prepayment End Date (see Note 8)	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Open Period Begin Date (see Note 9)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Ground Lease (Y/N)	Ground Lease Abstracts
Annual Ground Lease Payment ($)	Ground Lease Abstracts
Ground Lease Expiration Date	Ground Lease Abstracts
Ground Lease Extension (Y/N)	Ground Lease Abstracts
# of Ground Lease Extension Options	Ground Lease Abstracts
Ground Lease Expiration Date after all Extensions	Ground Lease Abstracts

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Earthquake Insurance Required (Y/N)” characteristic, the Depositor instructed us to use “No” if the applicable Source Document(s) indicate that the Property is not located in seismic zone 3 or 4.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies, credit card clearing banks or tenants to pay receipts and/or rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox will be transferred to a cash management account controlled by the lender(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the cash management account are disbursed according to the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
% of Initial Pool Balance
Environmental Phase II
Environmental Phase II Report Date
Seismic Report Date
PML or SEL (%)
Blanket Insurance Policy (Y/N)
Environmental Insurance Required (Y/N)
Hotel Franchise Flag
Franchise Agreement Expiration
Pari Passu Split (Y/N)
Origination Date
Mortgage Loan Original Balance ($)
Margin
Mezzanine Debt Original Balance ($)
Mezzanine Debt Margin (%)
SOFR Strike Cap
First P&I Due Date
SOFR Cap Expiration
SOFR Cap Counterparty
SOFR cap Counterparty rating (S&P / MIS / FITCH)
Lockout Period
Lockout Expiration Date
Performance Test Trigger Level
Upfront RE Tax Reserve ($)
Ongoing RE Tax Reserve ($)
Upfront Other Reserve ($)
Other Reserve Description
Letter of Credit Balance ($)
Letter of Credit Description
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Due On Sale
Due on Encumbrance
Loan Purpose
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.